AXS Astoria Inflation Sensitive ETF
SCHEDULE OF INVESTMENTS
As of June 30, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 78.0%
	AEROSPACE/DEFENSE — 3.3%
10,985	Airbus S.E.	$1,064,259
112,150	Bae Systems PLC	1,133,391
		2,197,650
	BANKS — 14.0%
68,154	Australia & New Zealand Banking Group Ltd.	1,036,364
11,181	Bank of Montreal	1,075,190
135,970	Commerzbank A.G.*	952,687
56,052	National Australia Bank Ltd.	1,059,716
13,770	Popular, Inc.	1,059,326
57,092	Regions Financial Corp.	1,070,475
148,651	Standard Chartered PLC	1,119,374
14,865	Western Alliance Bancorp	1,049,469
20,686	Zions Bancorp N.A.	1,052,917
		9,475,518
	BUILDING MATERIALS — 1.6%
20,572	Builders FirstSource, Inc.*	1,104,716
	CHEMICALS — 4.7%
19,944	Nutrien Ltd.	1,588,300
34,822	Olin Corp.	1,611,562
		3,199,862
	COMMERCIAL SERVICES — 3.1%
6,805	Avis Budget Group, Inc.*	1,000,879
4,459	United Rentals, Inc.*	1,083,136
		2,084,015
	DISTRIBUTION/WHOLESALE — 1.3%
40,730	Mitsui & Co., Ltd.	898,924
	DIVERSIFIED FINANCIAL SERVICES — 1.6%
10,092	Capital One Financial Corp.	1,051,485
	ELECTRICAL COMPONENTS & EQUIPMENT — 1.6%
40,346	ABB Ltd.	1,076,006
	FOREST PRODUCTS & PAPER — 2.5%
21,825	West Fraser Timber Co., Ltd.	1,674,686
	IRON/STEEL — 13.4%
67,201	ArcelorMittal S.A.	1,514,805
100,602	Cleveland-Cliffs, Inc.*	1,546,253
112,398	Fortescue Metals Group Ltd.	1,360,025

AXS Astoria Inflation Sensitive ETF
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	IRON/STEEL (Continued)
14,876	Nucor Corp.	$1,553,203
23,908	Steel Dynamics, Inc.	1,581,514
82,979	United States Steel Corp.	1,486,154
		9,041,954
	MACHINERY-CONSTRUCTION & MINING — 1.4%
20,418	Hitachi Ltd.	968,832
	MACHINERY-DIVERSIFIED — 3.2%
10,820	AGCO Corp.	1,067,934
92,410	CNH Industrial N.V.	1,071,032
		2,138,966
	MINING — 4.6%
26,176	Rio Tinto PLC	1,566,596
50,834	Teck Resources Ltd. - Class B	1,554,402
		3,120,998
	OIL & GAS — 21.7%
43,564	APA Corp.	1,520,384
31,658	Canadian Natural Resources Ltd.	1,701,199
17,947	ConocoPhillips	1,611,820
60,905	Coterra Energy, Inc.	1,570,740
28,817	Devon Energy Corp.	1,588,105
71,636	Marathon Oil Corp.	1,610,377
63,343	Shell PLC	1,645,473
47,860	Suncor Energy, Inc.	1,679,115
33,307	Tourmaline Oil Corp.	1,731,850
		14,659,063
	TOTAL COMMON STOCKS
	(Cost $58,668,588)	52,692,675
	EXCHANGE-TRADED FUNDS — 20.4%
48,591	Aberdeen Bloomberg All Commodity Strategy K-1 Free ETF	1,319,732
17,713	Aberdeen Standard Physical Precious Metals Basket Shares ETF*	1,511,450
43,482	GraniteShares Bloomberg Commodity Broad Strategy No. K-1 ETF	1,316,635
37,348	GraniteShares Gold Trust*	668,903
8,634	iShares 0-5 Year TIPS Bond ETF	875,747
29,255	iShares Gold Trust*	1,003,739
38,943	iShares MSCI Global Agriculture Producers ETF	1,526,176
22,442	SPDR Bloomberg 1-10 Year TIPS ETF	436,721
37,276	SPDR Gold MiniShares Trust*	1,337,463
18,319	Vaneck Agribusiness ETF	1,584,227
17,471	Vanguard Short-Term Inflation-Protected Securities ETF	875,647

AXS Astoria Inflation Sensitive ETF
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2022 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS (Continued)
56,270	WisdomTree Enhanced Commodity Strategy Fund	$1,320,094
	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $14,313,247)	13,776,534
	TOTAL INVESTMENTS — 98.4%
	(Cost $72,981,835)	66,469,209
	Other Assets in Excess of Liabilities — 1.6%	1,082,591
	TOTAL NET ASSETS — 100.0%	$67,551,800

PLC – Public Limited Company
ETF – Exchange-Traded Fund

*Non-income producing security.